Description of Business (Details Narrative) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023 USD ($)	Dec. 31, 2021	Dec. 31, 2018	Nov. 15, 2018
Number of vessels purchased			23
Number of vessels owned.	68
Weighted average capacity	17 years 8 months 12 days
Seven Vessels [Member]
Number of vessels purchased			7
Capacity in TEUs			6,000
Twelve Vessels [Member]
Number of vessels purchased			12
Four Vessels [Member]
Number of vessels purchased			4
Capacity in TEUs			5,470
Four New Vessels [Member]
Number of vessels purchased		4
Capacity in TEUs		8,544
Aggregate purchase price		$ 123,300
Delivery Date		which were delivered in various dates in May and June 2023
Poseidon Transaction [Member]
Number of vessels purchased					20
Poseidon Transaction [Member] | Argos [Member]
Number of Vessels Sold				1